Significant and Critical Accounting Policies and Practices - Summary of Derivative Liability Activity (Details) (10-K)	12 Months Ended
Dec. 31, 2016 USD ($)
Balance at beginning
Issuance of derivative liabilities	7,500,879
Extinguishment of derivative liability from exercise of warrants	(2,831,851)
Change in fair value of derivative liability	1,829,709
Reclassified derivative liabilities of adoption	(6,498,737)
Balance at ending
Warrants [Member]
Balance at beginning
Issuance of derivative liabilities	5,206,444
Extinguishment of derivative liability from exercise of warrants	(2,831,851)
Change in fair value of derivative liability	825,544
Reclassified derivative liabilities of adoption	(3,200,137)
Balance at ending
Convertible Note [Member]
Balance at beginning
Issuance of derivative liabilities	2,294,435
Extinguishment of derivative liability from exercise of warrants
Change in fair value of derivative liability	1,004,165
Reclassified derivative liabilities of adoption	(3,298,000)
Balance at ending